UNITED STATES
SECURITIES AND EXCHANGE COMMISSION	OMB APPROVAL
Washington, DC 20549	OMB Number: 3235-0578
Expires: February 28, 2006
FORM N-Q	Estimated average burden
hours per response: 20.0
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21724

Registrant Name: Nicholas Applegate International & Premium Strategy Fund

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 2/28/2006

Date of Reporting Period: 11/30/2005

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments

Nicholas Applegate International & Premium Strategy Fund Schedule of Investments
November 30, 2005 (unaudited)

Shares		Value*

COMMON STOCK—100.9%
Australia—2.1%
Banking—0.4%
17,300	Macquarie Bank Ltd.	$862,717

Building/Construction—0.1%
95,300	Multiplex Group	231,582

Metals & Mining—1.4%
95,900	BHP Billiton Ltd.	1,540,818
39,800	Rio Tinto Ltd.	1,800,180

		3,340,998

Multi-Media—0.2%
96,400	Seven Network Ltd.	581,577

		5,016,874

Austria—1.7%
Machinery—0.2%
4,600	Andritz AG	459,336

Metals & Mining—0.6%
7,800	Boehler-Uddeholm AG	1,269,112
2,900	Voestalpine AG	275,068

		1,544,180

Oil & Gas—0.9%
37,355	OMV AG	2,052,762

		4,056,278

Belgium—3.9%
Banking—3.7%
151,400	Fortis Group (Unit)	4,485,660
50,600	KBC Groep NV	4,387,856

		8,873,516

Transportation—0.2%
14,642	Compagnie Maritime Belge S.A.	472,606

		9,346,122

Bermuda—0.6%
Computer Services—0.3%
844,000	TPV Technology Ltd.	711,830

Transportation—0.3%
249,000	Orient Overseas International Ltd.	808,026

		1,519,856

Cayman Islands—0.5%
Telecommunications—0.5%
802,000	Hutchison Telecommunications International Ltd.	1,116,951

Denmark—0.2%
Banking—0.2%
23,500	Sydbank A/S	544,343

Nicholas Applegate International & Premium Strategy Fund Schedule of Investments
November 30, 2005 (unaudited)

Shares		Value*

Finland—1.0%
Metals & Mining—1.0%
123,400	Rautaruukki Oyj	$ 2,511,196

France—11.0%
Aerospace—0.4%
48,031	Safran S.A.	1,022,586

Automotive—2.6%
29,900	Peugeot S.A.	1,790,229
56,200	Renault S.A.	4,367,773

		6,158,002

Banking—3.5%
37,300	BNP Paribas	2,939,268
70,700	Credit Agricole S.A.	2,130,060
28,900	Societe Generale (a)	3,427,069

		8,496,397

Metal Fabricate/Hardware—1.8%
9,300	Vallourec S.A.	4,413,520

Multi-Media—0.5%
41,700	Vivendi Universal S.A.	1,203,349

Office Equipment—0.3%
6,200	Neopost S.A.	583,817

Oil & Gas—0.8%
7,431	Total S.A.	1,853,975

Pharmaceuticals—0.9%
27,700	Sanofi-Aventis	2,227,759

Telecommunications—0.2%
16,000	France Telecom S.A.	399,005

		26,358,410

Germany—2.3%
Automotive Products—0.4%
10,500	Continental AG	889,219

Banking—0.4%
10,300	Deutsche Bank AG	1,005,972

Metals & Mining—0.9%
41,200	Salzgitter AG	2,061,218

Telecommunications—0.1%
19,100	Deutsche Telekom AG	316,979

Utilities—0.5%
16,800	RWE AG	1,160,081

		5,433,469

Greece—0.9%
Banking—0.9%
54,200	National Bank of Greece S.A.	2,116,279

Nicholas Applegate International & Premium Strategy Fund Schedule of Investments
November 30, 2005 (unaudited)

Shares		Value*

Hong Kong—1.4%
Real Estate—1.1%
242,000	Hopewell Holdings Ltd.	$592,378
1,698,000	Sino Land Co.	2,004,980

		2,597,358

Utilities—0.3%
1,050,000	China Resources Power Holdings Co.	648,791

		3,246,149

Italy—4.8%
Banking—3.6%
53,300	Banca Intesa SpA	256,749
244,000	Banche Popolari Unite S.c.r.l.	5,351,473
549,500	Capitalia SpA	3,070,804

		8,679,026

Oil & Gas—1.2%
116,300	ERG SpA	2,835,115

		11,514,141

Japan—30.0%
Automotive—4.1%
97,600	Honda Motor Co., Ltd. (a)	5,436,007
92,200	Toyota Motor Corp. (a)	4,457,618

		9,893,625

Automotive Products—0.5%
11,000	Bridgestone Corp.	236,338
45,000	NGK Spark Plug Co., Ltd.	947,335

		1,183,673

Banking—0.3%
54,000	Mitsui Trust Holdings, Inc.	663,675

Computer Services—0.5%
13,400	TDK Corp.	1,115,704

Consumer Products—1.8%
150,000	Matsushita Electric Industrial Co., Ltd.	3,018,415
268,000	Teijin Ltd.	1,461,490

		4,479,905

Electronics—3.7%
43,000	Brother Industries Ltd.	399,515
27,000	Horiba Ltd.	754,495
58,700	Ibiden Co., Ltd.	3,139,409
173,000	Nippon Electric Glass Co., Ltd.	3,522,638
18,000	Star Micronics Co., Ltd.	253,677
55,000	Toshiba Corp.	288,437
19,000	Ulvac, Inc.	558,573

		8,916,744

Leisure—1.6%
166,000	Yamaha Motor Co., Ltd.	3,782,598

Nicholas Applegate International & Premium Strategy Fund Schedule of Investments
November 30, 2005 (unaudited)

Shares		Value*

Japan (continued)
Machinery—1.5%
176,000	Komatsu Ltd.	$2,439,488
47,000	Makita Corp.	1,155,716

		3,595,204

Metals & Mining—3.6%
120,000	Daido Steel Co., Ltd.	867,733
52,100	JFE Holdings, Inc.	1,640,077
628,000	Nippon Steel Corp. (a)	2,120,807
165,000	Nisshin Steel Co., Ltd.	469,032
1,041,000	Sumitomo Metal Industries Ltd.	3,581,401

		8,679,050

Office Equipment—2.1%
88,200	Canon, Inc. (a)	4,954,090

Pharmaceuticals—1.1%
38,600	Astellas Pharma, Inc.	1,489,268
19,800	Takeda Pharmaceutical Co., Ltd.	1,085,780

		2,575,048

Retail—0.1%
12,000	Plenus Co., Ltd.	301,498

Semi-Conductors—1.6%
64,400	Tokyo Electron Ltd.	3,898,106

Tobacco—2.3%
410	Japan Tobacco, Inc.	5,491,420

Transportation—1.4%
78,000	Iino Kaiun Kaisha Ltd.	682,428
455,000	Nippon Yusen KK	2,759,017

		3,441,445

Wholesale—3.8%
181,000	Mitsubishi Corp. (a)	3,682,928
188,000	Mitsui & Co., Ltd.	2,308,744
267,000	Sumitomo Corp.	3,158,976

		9,150,648

		72,122,433

Netherlands—0.5%
Commercial Products—0.3%
19,000	USG People NV	719,929

Insurance—0.2%
17,900	ING Groep NV	578,263

		1,298,192

Singapore—1.6%
Telecommunications—0.3%
741,000	Starhub Ltd.	830,772

Transportation—1.1%
502,000	Cosco Corp. Singapore Ltd.	698,544
1,156,000	SembCorp Marine Ltd.	1,814,264

		2,512,808

Nicholas Applegate International & Premium Strategy Fund Schedule of Investments
November 30, 2005 (unaudited)

Shares		Value*

Singapore (continued)
Wholesale—0.2%
69,000	Jardine Cycle & Carriage Ltd.	$423,143

		3,766,723

Spain—4.0%
Banking—1.3%
165,600	Banco Bilbao Vizcaya Argentaria S.A.	2,916,534
14,700	Banco Santander Central Hispano S.A.	186,260

		3,102,794

Building/Construction—1.1%
93,700	ACS Actividades Construcciones y Servicios S.A.	2,694,913

Multi-Media—0.9%
94,700	Antena 3 de Television S.A.	2,076,373

Oil & Gas—0.2%
15,400	Repsol YPF S.A.	452,176

Telecommunications—0.5%
86,960	Telefonica S.A.	1,282,230

		9,608,486

Sweden—6.2%
Automotive—2.2%
123,200	Volvo AB, Class B	5,257,873

Banking—1.3%
133,000	Nordea Bank AB	1,292,694
104,400	Skandinaviska Enskilda Banken AB, Class B	1,958,622

		3,251,316

Building/Construction—0.4%
58,500	NCC AB, Class B	1,027,637

Computer Services—0.2%
124,000	WM-data AB	374,001

Machinery—0.4%
46,800	Atlas Copco AB, Class A	934,223

Metals & Mining—1.3%
96,600	SSAB Svenskt Stal AB, Ser. A	3,097,604

Telecommunications—0.4%
304,600	Telefonaktiebolaget LM Ericsson, Class B	988,825

		14,931,479

Switzerland—4.1%
Banking—2.5%
67,200	Credit Suisse Group	3,260,474
30,600	UBS AG	2,816,123

		6,076,597

Food—0.2%
1,491	Nestle S.A.	440,334

Nicholas Applegate International & Premium Strategy Fund Schedule of Investments
November 30, 2005 (unaudited)

Shares		Value*

Switzerland (continued)
Insurance—0.4%
5,180	Zurich Financial Services AG (b)	$1,052,819

Pharmaceuticals—1.0%
44,100	Novartis AG	2,305,274

		9,875,024

United Kingdom—24.1%
Aerospace—0.7%
255,000	BAE Systems PLC	1,489,099
2,824,160	Rolls-Royce Group PLC (b)	264,755

		1,753,854

Banking—1.8%
23,600	Barclays PLC	240,050
133,200	HBOS PLC	2,006,310
75,800	Royal Bank of Scotland Group PLC	2,159,021

		4,405,381

Building/Construction—2.3%
582,400	Taylor Woodrow PLC	3,422,521
274,500	Wimpey George PLC	2,075,899

		5,498,420

Financing—1.6%
260,800	3i Group PLC	3,817,153

Insurance—1.5%
41,300	Aviva PLC	489,196
889,300	Old Mutual PLC	2,318,871
74,800	Prudential PLC	680,946

		3,489,013

Leisure—0.8%
533,900	First Choice Holidays PLC	1,975,181

Metals & Mining—4.4%
277,800	BHP Billiton PLC (a)	4,162,320
158,700	Rio Tinto PLC	6,431,084

		10,593,404

Oil & Gas—3.1%
447,500	BP PLC	4,920,527
81,000	Royal Dutch Shell PLC, Class B	2,616,370

		7,536,897

Pharmaceuticals—5.6%
100,500	AstraZeneca PLC	4,622,119
352,000	GlaxoSmithKline PLC	8,712,246

		13,334,365

Telecommunications—1.8%
2,040,700	Vodafone Group PLC	4,397,328

Nicholas Applegate International & Premium Strategy Fund Schedule of Investments
November 30, 2005 (unaudited)

Shares		Value*

United Kingdom (continued)
Tobacco—0.5%
25,100	British American Tobacco PLC	$545,662
21,500	Imperial Tobacco Group PLC	638,799

		1,184,461

		57,985,457

	Total Common Stock (cost—$234,909,234)	242,367,862

Principal
Amount
(000)

REPURCHASE AGREEMENT—1.4%
$3,396	State Street Bank & Trust Co.,
	dated 11/30/05, 3.65%, due 12/1/05,
	proceeds $3,396,344; collateralized by
	Federal Home Loan Bank, 4.375%, 9/17/10,
	valued at $3,468,690 with accrued interest (cost—$3,396,000)	3,396,000

	Total Investments before options written (cost—$238,305,234)—102.3%	245,763,862

Contracts

OPTIONS WRITTEN (b)—(2.4)%
	Call Options—(2.4)%
	ASX Index, Over the Counter,
1,353	strike price $445, expires 12/23/05	(198,856)
	CAC 40 Index, Over the Counter,
1,892	strike price $4,472, expires 12/23/05	(276,137)
940	strike price $4,575, expires 1/06/06	(79,921)
1,875	strike price $4,616, expires 1/13/06	(132,041)
923	strike price $4,649, expires 1/20/06	(57,421)
	DAX Index, Over the Counter,
1,648	strike price $5,245, expires 1/20/06	(172,447)
	Dow Jones € Stoxx 50 Price Index,
1,253	strike price $3,359, expires 12/16/05	(149,101)
1,259	strike price $3,382, expires 12/23/05	(131,868)
1,263	strike price $3,414, expires 1/06/06	(118,730)
980	strike price $3,446, expires 12/09/05	(31,701)
1,233	strike price $3,478, expires 1/27/06	(85,118)
1,214	strike price $3,492, expires 12/02/05	(2,083)
1,239	strike price $3,493, expires 2/10/06	(89,877)
2,455	strike price $3,506, expires 2/03/06	(144,322)
	FTSE Index, Over the Counter,
1,065	strike price $5,376, expires 12/23/05	(184,341)
530	strike price $5,486, expires 1/13/06	(56,752)
528	strike price $5,494, expires 1/06/06	(44,548)
534	strike price $5,499, expires 1/20/06	(58,777)
525	strike price $5,517, expires 1/13/06	(39,658)
531	strike price $5,557, expires 1/27/06	(37,403)
	HIS Index, Over the Counter,
2,586	strike price $15,306, expires 2/03/06	(81,537)
	IBEX-35 Index, Over the Counter,
408	strike price $10,533, expires 1/06/06	(83,767)
	NIKKEI Index, Over the Counter,
43,063	strike price $13,514, expires 12/09/05	(489,472)
43,165	strike price $13,643, expires 12/22/05	(445,140)

Nicholas Applegate International & Premium Strategy Fund Schedule of Investments
November 30, 2005 (unaudited)

Contracts		Value*

OPTIONS WRITTEN (continued)
42,395	strike price $13,810, expires 12/16/05	$(377,690)
41,687	strike price $13,827, expires 12/02/05	(364,134)
42,000	strike price $14,007, expires 12/02/05	(304,500)
41,094	strike price $14,345, expires 1/06/06	(215,001)
84,000	strike price $14,397, expires 1/20/06	(439,740)
42,000	strike price $14,412, expires 1/13/06	(207,060)
60,750	strike price $14,974, expires 1/27/06	(157,646)
80,000	strike price $15,264, expires 2/03/06	(147,200)
	OMX Stockholm 30 Index, Over the Counter,
22,709	strike price $877, expires 12/23/05	(106,097)
22,638	strike price $909, expires 1/13/06	(53,233)
45,061	strike price $912, expires 1/06/06	(89,581)
	Swiss Market Index, Over the Counter,
903	strike price $7,317, expires 1/06/06	(122,910)
879	strike price $7,546, expires 1/27/06	(58,198)

	Total Options Written (premiums received—$3,297,858)	(5,834,008)

	Total Investments net of options written (cost—$235,007,376)—99.9%	239,929,854

	Other assets less liabilities—0.1%	324,662

	Net Assets—100.0%	$240,254,516

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund‚s investments are valued daily by an independent pricing service, dealer quotations (such in the case for the Fund‚s investments in over-the-counter written call options), or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for the listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund‚s net asset value is determined daily at the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”).

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Fun‚s net asset value is calculated. With respect to certain foreign securities, the Fund may fair value securities using modeling tools provided by third-party vendors. The Fund retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities.

(a)	All or partial amount segregated as collateral for options written and forward foreign currency contracts.

(b)	Non-income producing.

Glossary:
Unit - More than one class of securities traded together.
£ - British Pound Sterling
€ - Euros

Other Investments:

(1) Options written for the period April 29, 2005 (commencement of operations) through November 30, 2005:

	Contracts	Premiums

Options outstanding, April 29, 2005	—	$ —
Options written	2,656,808	11,677,659
Options terminated in closing purchase transactions	(1,854,627)	(6,730,159)
Options expired	(163,603)	(1,649,642)

Options outstanding, November 30, 2005	638,578	$3,297,858

(2) Forward foreign currency contracts outstanding at November 30, 2005:

	U.S.$ Value	U.S.$ Value	Unrealized
	Origination Date	November 30, 2005	Appreciation

Sales:
€ 12,979,217, settling 2/28/06	$15,675,000	$15,376,356	$298,644
1,616,579,790 Japanese Yen, settling 2/28/06	14,086,000	13,656,516	429,484
£ 5,133,614, settling 2/28/06	9,077,000	8,888,594	188,406

			$916,534

Item 2.  Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

        (a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Nicholas Applegate International & Premium Strategy Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 25, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 25, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 25, 2006